Note 18 - Other Charges	12 Months Ended
Jan. 31, 2013
Other Charges [Text Block]
Note 18 - Other Charges

Other charges are primarily comprised of charges related to certain restructuring initiatives which have been undertaken from time to time under various restructuring plans. Other charges also include acquisition-related costs with respect to completed and prospective acquisitions. Acquisition-related costs primarily include advisory services, brokerage services and administrative costs. In 2011, other charges also included $0.4 million related to the write-off of certain computer software assets, acquired as part of the Porthus acquisition. These assets became redundant during the year ended January 31, 2011 due to the integration of Porthus into our operations.

Other charges included in our consolidated statements of operations are as follows:

	January 31,	January 31,	January 31,
	2013	2012	2011
Acquisition-related costs	1,405	1,599	1,545
Fiscal 2013 restructuring plan	755	-	-
Fiscal 2012 restructuring plan	117	353	-
Restructuring related to fiscal 2012 acquisitions	-	60	-
Fiscal 2011 restructuring plan	-	97	866
Restructuring related to fiscal 2011 acquisitions	-	22	1,011
Fiscal 2010 restructuring plan	87	-	156
Write-off of redundant assets	-	-	417
	2,364	2,131	3,995

Fiscal 2013 Restructuring Plan

In the second quarter of 2013, management approved and began to implement the fiscal 2013 restructuring plan to reduce operating expenses and increase operating margins. To date $0.8 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and office closure costs. This plan has expected remaining workforce costs of $0.1 million to be expensed in 2014.

The following table shows the changes in the restructuring provision for the fiscal 2013 restructuring plan.

	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2012	-	-	-
Accruals and adjustments	730	25	755
Cash draw downs	(707)	(25)	(732)
Noncash draw downs and foreign exchange	8	-	8
Balance at January 31, 2013	31	-	31

Fiscal 2012 Restructuring Plan

In the fourth quarter of 2012, management approved and began to implement the fiscal 2012 restructuring plan to reduce operating expenses and increase operating margins. To date $0.5 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and office closure costs. This plan has expected remaining office closure costs of $0.1 million to be expensed in 2014.

The following table shows the changes in the restructuring provision for the fiscal 2012 restructuring plan.

	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2012	9	19	28
Accruals and adjustments	16	101	117
Cash draw downs	(25)	(120)	(145)
Noncash draw downs and foreign exchange	-	-	-
Balance at January 31, 2013	-	-	-

Restructuring Related to Fiscal 2012 Acquisitions

During the year ended January 31, 2012, we completed three acquisitions. As these acquisitions were completed, management approved and began to implement a restructuring plan to integrate and streamline operations. To date $0.1 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges. This plan is complete with no further expected costs. As at January 31, 2013, no liability remains relating to this restructuring plan.

Fiscal 2011 Restructuring Plan

In the first quarter of 2011, management approved and began to implement the fiscal 2011 restructuring plan to reduce operating expenses and increase operating margins. To date $1.0 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closure costs and network consolidation costs. This plan is complete with no further expected costs. As at January 31, 2013, no liability remains relating to this restructuring plan.

Restructuring Related to Fiscal 2011 Acquisitions

During the year ended January 31, 2011, we completed three acquisitions. As these acquisitions were completed, management approved and began to implement a restructuring plan to integrate and streamline operations. To date $1.0 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and network consolidation costs. This plan is complete with no further expected costs. As at January 31, 2013, no liability remains relating to this restructuring plan.

Fiscal 2010 Restructuring Plan

In the first quarter of 2010, management approved and began to implement the fiscal 2010 restructuring plan to reduce operating expenses and increase operating margins. To date $1.0 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closure costs and network consolidation costs. This plan is complete with no further expected costs. As at January 31, 2013, no liability remains relating to this restructuring plan.

The following table shows the changes in the restructuring provision for the fiscal 2010 restructuring plan.

	Workforce Reduction	Office Closure Costs	Network Consolidation Costs	Total
Balance at January 31, 2012	29	-	-	29
Accruals and adjustments	87	-	-	87
Cash draw downs	(116)	-	-	(116)
Balance at January 31, 2013	-	-	-	-